Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 27, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Growth and Allianz OCC Target Funds

Effective August 4, 2009, the information relating to the Allianz OCC Growth and Allianz OCC Target Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 27 years of experience in portfolio management.

	Jeff Parker	2009	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

OCC Target Fund	Jeff Parker	1999	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 27, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Growth Fund

Effective August 4, 2009, the information relating to the Allianz OCC Growth Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 27 years of experience in portfolio management.

	Jeff Parker	2009	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 27, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Growth and Allianz OCC Target Funds

Effective August 4, 2009, the information relating to the Allianz OCC Growth and Allianz OCC Target Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 27 years of experience in portfolio management.

	Jeff Parker	2009	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

OCC Target Fund	Jeff Parker	1999	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 27, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Growth and Allianz OCC Target Funds

Effective August 4, 2009, the information relating to the Allianz OCC Growth and Allianz OCC Target Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 27 years of experience in portfolio management.

	Jeff Parker	2009	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

OCC Target Fund	Jeff Parker	1999	See above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 27, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz OCC Growth and Allianz OCC Target Funds

Effective August 4, 2009, the information relating to the Allianz OCC Growth and Allianz OCC Target Funds contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Growth Fund	Robert Urquhart (Lead)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 27 years of experience in portfolio management.

	Jeff Parker	2009	Managing Director of Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.

OCC Target Fund	Jeff Parker	1999	See above.